Certain Relationships and Related Transactions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified		12 Months Ended											1 Months Ended		12 Months Ended	1 Months Ended	20 Months Ended			12 Months Ended
	Apr. 08, 2014	May 03, 2014 Corporate Office Location	Apr. 27, 2013 Corporate Office	Apr. 28, 2012 Corporate Office	May 03, 2014 Stores	Apr. 27, 2013 Stores	Apr. 28, 2012 Stores	May 03, 2014 Office And Warehouse Facilities	Apr. 27, 2013 Office And Warehouse Facilities	Apr. 28, 2012 Office And Warehouse Facilities	Aug. 18, 2011 Private Placement Series J Preferred Stock	May 03, 2014 Senior Subordinated Note	Jun. 13, 2012 Junior Subordinated Note	May 03, 2014 Junior Subordinated Note	Apr. 28, 2012 Source Interlink	Jul. 19, 2011 Commerce Hub	Apr. 27, 2013 Commerce Hub	Apr. 27, 2013 AI2, Inc.	Apr. 27, 2013 LIA	Apr. 27, 2013 BuySeasons	May 03, 2014 MBS	Apr. 27, 2013 MBS	Apr. 28, 2012 MBS	May 03, 2014 MBS B&N.com	Apr. 27, 2013 MBS B&N.com	Apr. 28, 2012 MBS B&N.com	May 03, 2014 MBS B&N College	Apr. 27, 2013 MBS B&N College	Apr. 28, 2012 MBS B&N College	May 03, 2014 TXTB B&N.com	Apr. 27, 2013 TXTB B&N.com	Apr. 28, 2012 TXTB B&N.com	May 03, 2014 TXTB Bookquest	Apr. 27, 2013 TXTB Bookquest	Apr. 28, 2012 TXTB Bookquest	May 03, 2014 LR Enterprises	Apr. 27, 2013 LR Enterprises	Apr. 28, 2012 LR Enterprises	May 03, 2014 Argix	Apr. 27, 2013 Argix	Apr. 28, 2012 Argix	May 03, 2014 Argix B&N College	Apr. 27, 2013 Argix B&N College	Apr. 28, 2012 Argix B&N College	May 03, 2014 Leisure Arts	Apr. 27, 2013 Leisure Arts	Apr. 28, 2012 Leisure Arts	Apr. 27, 2013 Starz	May 03, 2014 Sirius	Apr. 27, 2013 Sirius
Transactions with Third Party [Line Items]
Debt, principal amount												$ 100,000		$ 150,000
Interest rate												8.00%		10.00%
Settlement waive amount													22,750
Contract term on supply agreement																											10 years
Commissions received																											7,097	8,106	10,941																				1	0
Sales of books																					1,388	772	13,339				602	503	364
Commission outstanding																					31,142	24,860
Purchases of books and others																		0		33	84,498	93,514	101,980																						38	45	59	17
Commission earned																								2,231	3,441	4,661
Payment for commissions																			5					99	104	160				46	78	148	192	302	559
Outstanding amounts payable																														0	1	1	2	3	6
Aircraft time-sharing and operating costs																																				175	159	1,015
Number of location leased		2
Annual rent		4,299	5,098	4,843				707	707	759
Payment for rent					685	862	862	270	275	376
Ownership interest by related parties								50.00%																															20.00%
Freight and transportation costs																																							52,087	54,768	49,437	1,066	1,069	1,294
Freight and transportation costs sharing percentage																																							73.00%	74.00%	73.00%
Freight and transportation costs, annual credit																																							3,000
Revenue from leased space and other operating costs																																								1,514
Payment for music and video database equipment and services															185
Preferred stock issued, shares											204,000
Preferred stock, par value per share											$ 0.001
Aggregate purchase price of Preferred Stock											204,000
Percentage of stake retained on initial investment	10.00%
Contract renewal term																1 year
Fees paid for services to help facilitate and integrate sales with drop-ship vendors																	$ 22